Unaudited Statement of Financial Condition - Securitize Holdings, Inc. (Parenthetical) - $ / shares	Mar. 31, 2026	Dec. 31, 2025	Oct. 17, 2025
Statement of Financial Position [Abstract]
Common stock, par value (in dollars per share)	$ 0.0001	$ 0.0001	$ 0.0001
Common stock, shares authorized (in shares)	10,000	10,000
Common stock issued (in shares)	10,000	10,000	10,000